Income Taxes - Schedule of Reconciliation of the Company’s Total Income Tax Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation of the Company’s Total Income Tax Expense [Abstract]
Loss before income taxes	$ (6,205,085)	$ (3,303,652)	$ (3,098,532)
Income tax expense at the PRC statutory rate	(1,551,271)	(495,548)	(404,481)
Non-deductible expenses	20,762	239,939	54,477
Deductible research and development expenses	(44,691)	(46,707)	(27,629)
Deferred tax provision	(273,385)	(1,441,907)	(1,250,105)
Valuation allowance for deferred tax assets	273,385	1,441,907	1,250,105
Effect of income tax rate differences in jurisdictions other than the PRC	1,575,200	302,316	377,633
Total income tax